Goodwill and Other Intangible Assets - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill	$ 1,374.5	74,937.9	74,937.9
Amortization of intangible assets	$ 42.3	2,304.5	2,328.9	2,558.6